U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and  address of issuer:  Nicholas-
          Applegate   Fund,  Inc.,  100   Mulberry
          Street,  Gateway Center  Three,  Newark,
          New Jersey 07102-4077.

     2.    Name  of each series or class of  funds
     for  which  this Form      is filed  (If  the
     Form  is  being  filed  for  all  series  and
     classes  of  securities of the issuer,  check
     the  box  but  do       not  list  series  or
     classes):

     [X]

     3.   Investment Company Act File Number: 811-
          5019.
          Securities Act File Number: 33-38461.

     4(a).Last day of fiscal year for which this Form is filed: December 31, 1999.

       (b).[  ]  Check box if this Form  is  being
filed late(i.e., more
          than  90 calendar days after the end  of
          the    issuer's   fiscal   year).   (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[  ] Check box if this is the last  time
     the issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                      $394,354,351

          (ii)   Aggregate  price  of   securities
redeemed
             or   repurchased  during  the  fiscal
year
             (if                      applicable):
$349,143,624

         (iii)   Aggregate  price  of   securities
redeemed
             or   repurchased  during  any   prior
fiscal
             year  ending non earlier than October
11,
             1995  that  were not previously  used
to
             reduce  registration fees payable  to
the
             Commission.
$72,364,508

        (iv)Total available redemption credits
               [add   items   5(ii)  and   5(iii).
$421,508,132

         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(I).                        $     0
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
             [subtract item 5(i) from item (5(iv)]
$27,153,781

       (vii)     Multiplier for determining registration
             fee (See instuction C.9):               x .000264

      (viii)    Registration fee due [multiply item 5(v)
              by  item 5(vii)] enter "0" if no fee
is
             due.                                   =$    0

          6.   Prepaid Shares

            If  the  response  to  item  5(i)  was
determined by deducting
an amount of securities that were registered under
the           Securities Act of 1933  pursuant  to
rule   24e-2  as  in               effect   before
[effective date of rescission of rule 24e-        2], then report the
amount of securities (number of
shares or other units) deducted here:    0    . If
there         is      a number of shares or  other
units   that   were                     registered
pursuant to rule 24e-2 remaining unsold at the       end of the fiscal
year for which this form is filed that       are available for use by
the issuer in future fiscal
years, then state that number here:    0   .

      7.    Interest due - if this Form  is  being
filed
             more than 90 days after the end of the of
               the   issuer's  fiscal  year   (See
     Instruction D):+$    0

              8.      Total    amount    of    the
registration fee due
                 plus   any  interest  due   [line
5(viii)plus
                             line              7]:
     =$                                          0

           9.    Date  the  registration  fee  and
any interest payment was
           sent   to   the  Commission's   lockbox
depository:


         Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following
persons on
           behalf of the issuer and in the
capacities and on the dates         indicated.

By (Signature and Title)/s/ Deborah A. Docs

                         Secretary

Date  March 22, 2000




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